Exhibit 1

KPMG LLP

Suite 900

8350 Broad Street

McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”)

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

Goldman Sachs & Co. LLC

Goldman Sachs Mortgage Company

Goldman Sachs Bank USA

BMO Capital Markets Corp.

BMO Harris Bank, N.A.

(together, the “Specified Parties”)

Re: One New York Plaza Trust 2020-1NYP – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “ONYP 2020-1NYP Accounting Tape.xlsx” provided to us on December 10, 2020 (the “Data File”) containing information pertaining to one mortgage loan (“Mortgage Loan”) and one related mortgaged property (“Mortgaged Property”) which we were informed are to be included as collateral in the offering of the One New York Plaza Trust 2020-1NYP, Commercial Mortgage Pass-Through Certificates, Series 2020-1NYP. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-Off Date” means the payment date in December 2020, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed LIBOR” means the rate of 0.1500% provided by the Company.

We were instructed by the Company to perform the following agreed-upon procedures on the Mortgage Loan and the related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File. Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset- backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA December 10, 2020

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Mortgage Loan Originators	Loan Agreement
Property Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
County	Appraisal
Building Class	Appraisal, Engineering Report
Year Built	Appraisal
Year Renovated	Appraisal
General Property Type	Appraisal
Specific Property Type	Appraisal
No. of Units	Underwritten Rent Roll
Unit of Measure	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy % Source Date	Underwritten Rent Roll
Loan Purpose (Acquisition, Refinance)	The Company provided instructions to compare the attribute to the value the Company provided in an email.
Borrower Name	Loan Agreement
Borrower Sponsor	Loan Agreement
Recourse Carveout Guarantor	Loan Agreement
Property Manager	Loan Agreement
Note Date	The Company provided instructions to compare the attribute to the value the Company provided in an email.
First Payment Date	Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement
A-1

ATTACHMENT A

Attribute	Source Document(s)
Fully Extended Maturity Date or Anticipated Repayment Date	Loan Agreement
Mortgage Loan Spread	Loan Agreement
Certificate Administrator Fee Rate	The Company provided instructions to compare the attribute to the value the Company provided in an email.
Operating Advisor Fee Rate	The Company provided instructions to compare the attribute to the value the Company provided in an email.
Servicing Fee Rate	The Company provided instructions to compare the attribute to the value the Company provided in an email.
CREFC® License Fee Rate	The Company provided instructions to compare the attribute to the value the Company provided in an email.
Rate Type	Loan Agreement
Mortgage Rate Index	Loan Agreement
Rounding Factor	Loan Agreement
Rounding Direction	Loan Agreement
Lookback Period	Loan Agreement
LIBOR Floor %	Loan Agreement
LIBOR Cap Strike Price %	Loan Agreement
LIBOR Cap Provider	The Company provided instructions to compare the attribute to the value the Company provided in an email.
LIBOR Cap Description	The Company provided instructions to compare the attribute to the value the Company provided in an email.
Interest Accrual Basis	Loan Agreement
Interest Rate Change Amount	Loan Agreement
Interest Rate Change Trigger	Loan Agreement
Original Principal Balance	Loan Agreement
Loan Level Cut-Off Date Balance	Loan Agreement
A-2

ATTACHMENT A

Attribute	Source Document(s)
Property Level Cut-Off Date Balance	Loan Agreement
Balloon Payment	Loan Agreement
Prepayment Restriction Code	The Company provided instructions to compare the attribute to the value the Company provided in an email.
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
Partial Release and/or Prepayment Description	Loan Agreement
Amortization Term (Original)	Loan Agreement
Loan Term (Original)	The Company provided instructions to compare the attribute to the value the Company provided in an email.
Extension Options Description	Loan Agreement
IO Period	The Company provided instructions to compare the attribute to the value the Company provided in an email.
Loan Amortization Type	Loan Agreement
ARD Loan (Y/N)	Loan Agreement
As-Is Appraisal Valuation Date	Appraisal
Appraised Value	Appraisal
Underwritten Net Operating Income	Underwritten Cash Flows
Underwritten Net Cash Flow	Underwritten Cash Flows
Most Recent NOI	Underwritten Cash Flows
Lien Position	Title Policy
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Initial Expiration Date	Ground Lease
Type of Lockbox	Loan Agreement
Engineering Escrow/Deferred Maintenance	Loan Agreement, Closing Statement
Environmental Escrow	Loan Agreement, Closing Statement
Springing Environmental Escrow Description	Loan Agreement
Tax Escrow (Initial)	Loan Agreement, Closing Statement
A-3

ATTACHMENT A

Attribute	Source Document(s)
Tax Escrow (Monthly)	Loan Agreement, Closing Statement
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Initial)	Loan Agreement, Closing Statement
Insurance Escrow (Monthly)	Loan Agreement, Closing Statement
Springing Insurance Escrow Description	Loan Agreement
Replacement Reserve (Initial)	Loan Agreement, Closing Statement
Replacement Reserve (Monthly)	Loan Agreement, Closing Statement
Springing Replacement Reserve Description	Loan Agreement
TI/LC Reserve (Initial)	Loan Agreement, Closing Statement
TI/LC Reserve (Monthly)	Loan Agreement, Closing Statement
Springing TI/LC Reserve Description	Loan Agreement
Other Escrow I Reserve Description	Loan Agreement, Closing Statement
Other Escrow I (Initial)	Loan Agreement, Closing Statement
Other Escrow I (Monthly)	Loan Agreement, Closing Statement
Springing Other Escrow I Reserve Description	Loan Agreement
Other Escrow II Reserve Description	Loan Agreement, Closing Statement
Other Escrow II (Initial)	Loan Agreement, Closing Statement
Other Escrow II (Monthly)	Loan Agreement, Closing Statement
Springing Other Escrow II Reserve Description	Loan Agreement
Other Escrow III Reserve Description	Loan Agreement, Closing Statement
Other Escrow III (Initial)	Loan Agreement, Closing Statement
Other Escrow III (Monthly)	Loan Agreement, Closing Statement
Springing Other Escrow III Reserve Description	Loan Agreement
Other Escrow IV Reserve Description	Loan Agreement, Closing Statement
Other Escrow IV (Initial)	Loan Agreement, Closing Statement
Other Escrow IV (Monthly)	Loan Agreement, Closing Statement
Springing Other Escrow IV Reserve Description	Loan Agreement
A-4

ATTACHMENT A

Attribute	Source Document(s)
Other Escrow V Reserve Description	Loan Agreement, Closing Statement
Other Escrow V (Initial)	Loan Agreement, Closing Statement
Other Escrow V (Monthly)	Loan Agreement, Closing Statement
Springing Other Escrow V Reserve Description	Loan Agreement
Pari Passu Debt (Y/N)	Loan Agreement, Promissory Note
Total Pari Passu Cut-Off Date Principal Balance	Loan Agreement, Promissory Note, Servicing Report
Existing Subordinate Secured Debt (Y/N)	Loan Agreement
Sub Sec Debt Description	Loan Agreement
Sub Sec Debt Original Principal Balance	Loan Agreement
Sub Sec Debt Cut-Off Date Principal Balance	Loan Agreement
Existing Mezzanine Debt (Y/N)	Loan Agreement
Mezzanine Debt Cut-Off Date Principal Balance	Loan Agreement
Existing Unsecured Debt (Y/N)	Loan Agreement
Unsecured Debt Cut-Off Date Principal Balance	Loan Agreement
Future Secured Debt Permitted (Y/N)	Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Loan Agreement
Seismic PML %	Seismic Report, PCA
Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Seismic Report, PCA
Single-Tenant (Y/N)	Underwritten Rent Roll
Largest Tenant Name	Underwritten Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll
Largest Tenant Exp. Date	Underwritten Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll
2nd Largest Tenant Exp. Date	Underwritten Rent Roll
A-5

ATTACHMENT A

Attribute	Source Document(s)
3rd Largest Tenant Name	Underwritten Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll
3rd Largest Tenant Exp. Date	Underwritten Rent Roll
A-6

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Monthly Debt Service Amount	Interest Rate multiplied by 365/360 multiplied by the Original Principal Balance divided by 12
Interest Rate	The sum of Mortgage Loan Spread and Assumed LIBOR.
% of Aggregate Cut-off Date Balance	Loan Level Cut-Off Date Balance divided by the aggregate Loan Level Cut-Off Date Balance
Amortization Term (Remaining)	Amortization Term (Original) minus Seasoning, but shown as IO if the Mortgage Loan is interest-only
Loan Term (Remaining)	Loan Term (Original) minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-Off Date
Cut-Off Date LTV Ratio	Loan Level Cut-Off Date Balance divided by Appraised Value
LTV Ratio at Maturity or ARD	Balloon Payment divided by Appraised Value
UW NCF DSCR	Underwritten Net Cash Flow divided by the product of Monthly Debt Service Amount multiplied by 12
UW NCF DSCR at LIBOR Cap	Underwritten Net Cash Flow divided by the product of i) sum of Mortgage Loan Spread and LIBOR Cap Strike Price %, ii) Loan Level Cut-Off Date Balance, and iii) 365/360
Underwritten NOI Debt Yield	Underwritten Net Operating Income divided by Loan Level Cut-Off Date Balance
Underwritten NCF Debt Yield	Underwritten Net Cash Flow divided by Loan Level Cut-Off Date Balance
Trust Component % of Pari Passu	Loan Level Cut-Off Date Balance divided by Total Pari Passu Cut-Off Date Principal Balance, but shown as NA if there are no pari passu notes

B-1